Lease - Schedule of Operating Leases (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	$ 658,187	$ 338,017
Operating lease liabilities - current	296,124	215,253
Operating lease liabilities - non-current	366,065	146,932
Operating lease liabilities	$ 662,189	$ 362,185
Weighted average remaining lease term (years)	2 years 4 months 24 days
Weighted average discount rate	4.30%